Related Party Transactions (Summary of Allocated Costs from Parent) (Details) - Community Health Systems, Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Management Fees From Parent [Member]
Related Party Transaction [Line Items]
Related party operating costs and expenses	$ 11,792	$ 36,466	$ 36,902
Allocated Costs from CHS during the Carve-Out Period [Member]
Related Party Transaction [Line Items]
Related party operating costs and expenses	81,059	243,018	227,971
Allocated Costs from CHS during the Carve-Out Period [Member] | Insurance Costs [Member]
Related Party Transaction [Line Items]
Related party operating costs and expenses	44,246	134,290	121,202
Allocated Costs from CHS during the Carve-Out Period [Member] | Management Fees From Parent [Member]
Related Party Transaction [Line Items]
Related party operating costs and expenses	11,792	36,466	36,902
Allocated Costs from CHS during the Carve-Out Period [Member] | All Other Allocated Costs [Member]
Related Party Transaction [Line Items]
Related party operating costs and expenses	$ 25,021	$ 72,262	$ 69,867